SHAREHOLDER COMPENSATION	12 Months Ended
Dec. 31, 2022
SHAREHOLDER COMPENSATION
SHAREHOLDER COMPENSATION

NOTE 31 – SHAREHOLDER COMPENSATION

	12/31/2022	12/31/2021
Dividends for the fiscal year 2022	875,008	—
Dividends for the fiscal year 2021	—	1,366,726
Dividends from previous years	49,636	40,165
	924,644	1,406,891

The amount of dividends approved by the 62nd AGM occurred in April 2022, was updated based on the variation of the SELIC rate, pro rata temporis, from December 31, 2021 to September 2022, when the payment of Dividends contained in the Management Proposal occurred, in the total amount of R$1,449,097, to the Company’s shareholders, holders of preferred shares of classes "A" and "B" and common shares, as provided for in the Company’s Bylaws.

Accounting Policy

The Company has a Dividend Distribution Policy which, in line with the Bylaws, ensures its shareholders the right, in each year, to dividends and / or interest on equity not less than 25% of the adjusted net income, pursuant to the Brazilian Corporate Law, subsequent amendments do not authorize the capital reserve to be used to pay dividends.

The number of dividends, which represents the mandatory minimum established by Law, is recognized in liabilities and the number of dividends above the mandatory minimum is recognized in shareholders’ equity, in the proposed additional dividend account, until approval at the General Meeting.

The preferred shares of classes A and B have priority in the receipt of dividends distributed in each fiscal year, these incident at the rate of 8% and 6% per year, respectively, on the capital belonging to these species and classes of shares, apportioned equally between them.

The preferred shares will participate, under equal conditions, with the common shares in the distribution of dividends distributed in each fiscal year, after ensuring the common shares a dividend whose value is the lowest of those attributed to the preferred classes. Preferred shares are guaranteed the right to receive dividends distributed in the fiscal year, for each share, at least 10% higher than that attributed to each common share in the respective fiscal year.